U.S. and Canadian tax loss carry forwards (Details)	Jun. 30, 2020 USD ($)
Income Tax Disclosure [Abstract]
Canadian tax loss carryforward expiring 2026	$ 1,919,591
Canadian tax loss carryforward expiring 2027	3,562,511
Canadian tax loss carryforward expiring 2028	13,578,667
Canadian tax loss carryforward expiring 2029	12,868,603
Canadian tax loss carryforward expiring 2030	15,898,444
Canadian tax loss carryforward expiring 2031	17,802,576
Canadian tax loss carryforward expiring 2032	5,165,282
Canadian tax loss carryforward expiring 2033	7,509,257
Canadian tax loss carryforward expiring 2034	8,700,613
Canadian tax loss carryforward expiring 2035	12,419,483
Canadian tax loss carryforward expiring 2036	14,765,458
Canadian tax loss carryforward expiring 2037	11,135,181
Canadian tax loss carryforward expiring 2038	1,065,606
Canadian tax loss carryforward expiring 2039	2,777,275
Canadian tax loss carryforward expiring 2040	2,546,919
UsTax Loss Carryforward	3,381,856
Total US tax loss carryforward	3,381,856
Total Canadian tax loss carryforward	$ 131,715,466